Pension and other postretirement benefits, Accumulated Postretirement Benefit Obligation (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Other Postretirement Benefit Plans with Accumulated Postretirement Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated postretirement benefit obligation	$ 49	$ 55
Non-U.S. [Member]
Other Postretirement Benefit Plans with Accumulated Postretirement Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated postretirement benefit obligation	$ 70	$ 75